Filed with the U.S. Securities and Exchange Commission on November 12, 2019

1933 Act Registration File No. 002-84222
1940 Act File No. 811-03758
UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933		☒
Pre-Effective Amendment No.		☐
Post-Effective Amendment No.	52	☒
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940		☒
Amendment No.	53	☒
(Check appropriate box or boxes.)

MATRIX ADVISORS VALUE FUND INC.
(Exact Name of Registrant as Specified in Charter)
10 Bank Street, Suite 590
White Plains, NY 10606
(Address of Principal Executive Offices, including Zip Code)
Registrant’s Telephone Number, including Area Code: 1-800-366-6223

David A. Katz
10 Bank Street, Suite 590
White Plains, NY 10606
(Name and Address of Agent for Service)

Copy to:

Christopher M. Cahlamer, Esq.
Godfrey & Kahn, S.C.
833 E. Michigan St., Suite 1800
Milwaukee, Wisconsin 53202

It is proposed that this filing will become effective (check appropriate box)

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on (date) pursuant to paragraph (a)(2) of Rule 485.

EXPLANATORY NOTE

This Post-Effective Amendment (“PEA”) No. 52 to the Registration Statement of Matrix Advisors Value Fund Inc. (the “Company”) on Form N-1A hereby incorporates Parts A, B and C from the Company’s PEA No. 51 on Form N-1A filed on October 28, 2019. This PEA No. 52 is filed for the sole purpose of submitting the XBRL exhibit for the risk/return summary first provided in PEA No. 51 to the Trust’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the Securities Act and has duly caused this Post-Effective Amendment No. 52 to the Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of White Plains and the State of New York on the 12th day of November, 2019.

Matrix Advisors Value Fund Inc.

By: /s/ David A. Katz
David A. Katz
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 52 to the Registration Statement has been signed below by the following persons in the capacities as of November 12, 2019.

Signature	Title

/s/ David A. Katz	Trustee, President (principal executive officer) and Treasurer (principal financial and accounting officer)
David A. Katz

/s/ T. Michael Tucker*	Trustee
T. Michael Tucker

/s/ Larry D. Kieszek*	Trustee
Larry D. Kieszek

/s/ David S. Wyler*	Trustee
David S. Wyler

*Signed by
/s/ David A. Katz
David A. Katz
*Attorney in Fact pursuant to Powers of Attorney duly executed by Messrs. Tucker and Kieszek and filed with the Registrant’s Post-Effective Amendment No. 39 to the Registrant’s Statement on Form N-1A with the SEC on October 31, 2013 and executed by Mr. Wyler and filed with the Registrant’s Post-Effective Amendment No. 45 on Form N-1A with the SEC on October 28, 2016.

INDEX TO EXHIBITS

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE